Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2015
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of Intangible Assets
Intangible assets consist of the following:

	December 31, 2015
	Weighted	Gross		Cumulative
	Average Life	Carrying	Cumulative	Impairment	Intangible
(In thousands)	Remaining	Value	Amortization	Losses	Assets, Net
Amortizing intangibles:
Customer relationships	1.9 years	$136,300	$(109,994)	$—	$26,306
Favorable lease rates	32.4 years	45,370	(11,997)	—	33,373
Development agreement	—	21,373	—	—	21,373
		203,043	(121,991)	—	81,052

Indefinite lived intangible assets:
Trademarks	Indefinite	129,501	—	(3,500)	126,001
Gaming license rights	Indefinite	873,335	(33,960)	(156,374)	683,001
		1,002,836	(33,960)	(159,874)	809,002
Balance, December 31, 2015		$1,205,879	$(155,951)	$(159,874)	$890,054

	December 31, 2014
	Weighted	Gross		Cumulative
	Average Life	Carrying	Cumulative	Impairment	Intangible
(In thousands)	Remaining	Value	Amortization	Losses	Assets, Net
Amortizing intangibles:
Customer relationships	2.9 years	$139,600	$(87,642)	$—	$51,958
Favorable lease rates	33.4 years	45,370	(10,956)	—	34,414
Development agreement	—	21,373	—	—	21,373
		206,343	(98,598)	—	107,745

Indefinite lived intangible assets:
Trademarks	Indefinite	129,501	—	(3,500)	126,001
Gaming license rights	Indefinite	873,335	(33,960)	(138,872)	700,503
		1,002,836	(33,960)	(142,372)	826,504
Balance, December 31, 2014		$1,209,179	$(132,558)	$(142,372)	$934,249

Schedule of Changes in Intangible Assets
The following table sets forth the changes in these intangible assets:

(In thousands)	Customer Relationships	Non-competition Agreement	Favorable Lease Rates	Development Agreements	Trademarks	Gaming License Rights	Intangible Assets, Net
Balance, January 1, 2013	$130,941	$2,846	$36,503	$21,373	$126,800	$741,175	$1,059,638
Additions	—	—	—	—	4,687	—	4,687
Impairments	—	—	—	—	(3,200)	(900)	(4,100)
Amortization	(45,674)	(2,846)	(1,045)	—	—	—	(49,565)
Balance, December 31, 2013	85,267	—	35,458	21,373	128,287	740,275	1,010,660
Additions	—	—	—	—	14	—	14
Impairments	—	—	—	—	(300)	(39,772)	(40,072)
Amortization	(33,309)	—	(1,044)	—	—	—	(34,353)
Other	—	—	—	—	(2,000)	—	(2,000)
Balance, December 31, 2014	51,958	—	34,414	21,373	126,001	700,503	934,249
Additions	—	—	—	—	—	—	—
Impairments	—	—	—	—	—	(17,502)	(17,502)
Amortization	(25,652)	—	(1,041)	—	—	—	(26,693)
Balance, December 31, 2015	$26,306	$—	$33,373	$21,373	$126,001	$683,001	$890,054

Schedule of Expected Amortization Expense
Future amortization is as follows:

(In thousands)	Customer Relationships	Favorable Lease Rates	Total
For the year ending December 31,
2016	$14,870	$1,043	$15,913
2017	11,436	1,043	12,479
2018	—	1,043	1,043
2019	—	1,043	1,043
2020	—	1,043	1,043
Thereafter	—	28,158	28,158
Total future amortization	$26,306	$33,373	$59,679